Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
The detail, by company, of the balance of “Equity - Non-controlling interests” is as follows:

The detail, by company, of the balance of “Equity - Non-controlling interests” is as follows:

Thousand of reais	2021	2020	2019

Financial Position of non-controlling interest	334,349	312,885	558,581
Santander Leasing S.A. Arrendamento Mercantil	-	-	447
Olé Consignado S.A.	-	-	271,078
Banco PSA Finance Brasil S.A.	129,289	138,644	131,222
Rojo Entretenimento S.A.	6,939	7,087	7,245
Banco Hyundai Capital	183,538	167,155	148,589
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	3,109	-	-
Toro Corretora de Títulos e Valores Mobiliários Ltda.	11,474	-	-

Balance of Profit attributable to non-controlling interests

Thousand of reais	2021	2020	2019

Profit attributable to non-controlling interests	31,272	32,224	224,518
Of which:
Santander Leasing S.A. Arrendamento Mercantil	-	(444)	3
Getnet S.A.	-	-	3,962
Olé Consignado S.A.	-	-	199,332
Banco PSA Finance Brasil S.A.	12,688	14,146	15,887
Rojo Entretenimento S.A.	(148)	(159)	230
Banco Hyundai Capital	21,563	18,681	2,520
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	1,569	-	-
Toro Corretora de Títulos e Valores Mobiliários Ltda.	(4,400)	-	-
Return Capital Serviços de Recuperação de Créditos S.A. (Current name of Ipanema Empreendimentos e Participações Ltda.)	-	-	2,584

The changes in the balance of “Non-controlling interests” are summarized as follows:

The changes in the balance of “Non-controlling interests” are summarized as follows:

Thousand of reais	2021	2020	2019

Balance at beginning of year	312,885	558,581	529,990
Additions / disposals (net) due to change in the scope of consolidation (1)	17,415	(271,078)	51,073
Dividends paid / Interest on Capital	(19,138)	-	(92,734)
Capital increase (2)	-	-	100,000
Profit attributable to non-controlling interests	31,272	32,224	224,518
Update PUT Olé Consignado S.A.	-	-	(240,000)
Others	(8,085)	(6,842)	(14,266)
Balance at end of year	334,349	312,885	558,581
(1)	In 2019, mainly refers to Banco Hyundai Capital, which was consolidated using the equity method. In 2020, it refers to the merger of Banco Olé Consignado S.A by the Company. In 2021, it refers to the merger of Toro Corretora de Títulos e Valores Mobiliários S.A and Gira – Gestão Integrada de Receivíveis do Agronegócio S.A.
(2)	In 2019, refers to the capital increase of Olé Consignado.